Long term loan (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Long Term Loan Details
Proceeds from long term loan	$ 15,000
Term of loan	5 years
Quarterly installment payments starting date	Sep. 01, 2015
Interest rate	2.20%